Share capital	12 Months Ended
Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Share capital
20. Share capital
Eldorado’s authorized share capital consists of an unlimited number of voting common shares without par value and an unlimited number of non-voting common shares without par value. At December 31, 2018 there were no non-voting common shares outstanding (December 31, 2017 – nil).
Effective December 27, 2018, the Company consolidated its issued and outstanding common shares (the "Pre-Consolidation Shares") on the basis of one (1) new common share (the "Post-Consolidation Shares") for every five (5) Pre-Consolidation Shares held (the "Share Consolidation"). As a result of the Share Consolidation, the 794,010,680 Pre-Consolidation Shares were consolidated to 158,801,722 Post-Consolidation Shares. The Share Consolidation was previously approved by shareholders at a meeting held on June 21, 2018. All references in the consolidated financial statements including amounts in the comparative period and the notes to the consolidated financial statements have been adjusted to reflect this share consolidation.

Voting common shares	Number of Shares	Total
At January 1, 2017	143,317,014	$2,819,101
Shares issued upon exercise of share options, for cash	48,529	586
Estimated fair value of share options exercised	—	176
Shares issued for acquisition of Integra	15,436,179	188,061
At December 31, 2017	158,801,722	$3,007,924
At December 31, 2018	158,801,722	$3,007,924